Fair value measurements	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair value measurements
Note 17: Fair value measurements

The following table presents the financial assets and liabilities that are measured at fair value on a recurring basis. Management classifies these items based on the type of inputs used in their respective fair value determination as described in Note 2: Significant accounting policies.

Management reviews the price of each security monthly, comparing market values to expectations and to the prior month’s price. Management's expectations are based upon knowledge of prevailing market conditions and developments relating to specific issuers and/or asset classes held in the investment portfolio. Where there are unusual or significant price movements, or where a certain asset class has performed out-of-line with expectations, the matter is reviewed by the Group Asset and Liability Committee.

Financial instruments in Level 1 include actively traded redeemable mutual funds.

Financial instruments in Level 2 include corporate bonds, mortgage-backed securities and other asset-backed securities, forward foreign exchange contracts and mutual funds not actively traded.

Financial instruments in Level 3 include asset-backed securities for which the market is relatively illiquid and for which information about actual trading prices is not readily available.

There were no transfers between Level 1 and Level 2 or Level 2 and Level 3 during the year ended December 31, 2017 and the year ended December 31, 2016.

	December 31, 2017				December 31, 2016
	Fair value			Total carrying amount / fair value	Fair value			Total carrying amount / fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3

Items that are recognized at fair value on a recurring basis:
Financial assets
Trading investments
Mutual funds	6,616	208	—	6,824	6,091	222	—	6,313
Total trading	6,616	208	—	6,824	6,091	222	—	6,313

Available-for-sale investments
US government and federal agencies	—	2,709,104	—	2,709,104	—	2,430,402	—	2,430,402
Non-US governments debt securities	—	26,248	—	26,248	—	27,020	—	27,020
Corporate debt securities	—	243,372	—	243,372	—	514,475	—	514,475
Asset-backed securities - Student loans	—	—	12,493	12,493	—	—	12,493	12,493
Commercial mortgage-backed securities	—	141,500	—	141,500	—	150,546	—	150,546
Residential mortgage-backed securities	—	184,723	—	184,723	—	197,802	—	197,802
Total available-for-sale	—	3,304,947	12,493	3,317,440	—	3,320,245	12,493	3,332,738

Other assets - Derivatives	—	9,124	—	9,124	—	30,096	—	30,096

Financial liabilities
Other liabilities - Derivatives	—	10,468	—	10,468	—	11,321	—	11,321

Level 3 Reconciliation
The Level 3, shown as Asset-backed securities - Student loans in the above table, is a federal family education loan program guaranteed student loan security and is valued using a non-binding broker quote. The fair value provided by the broker is based on the last trading price of similar securities but as the market for the security is illiquid, a Level 2 classification is not supported.

Significant increases (decreases) in any of the preceding inputs in isolation could result in a significantly different fair value measurement. Generally a change in assumption used for the probability of defaults is accompanied by a directionally similar change in the assumption used for the loss severity.

	December 31, 2017	December 31, 2016	December 31, 2015
	Available- for-sale investments	Available- for-sale investments	Available- for-sale investments
Carrying amount at beginning of year	12,493	12,161	12,226
Realized and unrealized gains (losses) recognized in other comprehensive income	—	332	(65)
Carrying amount at end of year	12,493	12,493	12,161

In 2017, the classification of certain fixed notice period deposits was revised from demand deposits to term deposits. The 2016 classification presented below was revised to properly present the disclosure accordingly.

Items Other Than Those Recognized at Fair Value on a Recurring Basis:
		December 31, 2017			December 31, 2016
	Level	Carrying amount	Fair value	Appreciation / (depreciation)	Carrying amount	Fair value	Appreciation / (depreciation)
Financial assets
Cash due from banks	Level 1	1,535,138	1,535,138	—	2,101,651	2,101,651	—
Securities purchased under agreement to resell	Level 2	178,769	178,769	—	148,813	148,813	—
Short-term investments	Level 1	249,984	249,984	—	519,755	519,755	—
Held-to-maturity investments	Level 2	1,381,955	1,377,354	(4,601)	1,061,103	1,046,828	(14,275)
Loans, net of allowance for credit losses	Level 2	3,776,862	3,770,450	(6,412)	3,570,478	3,566,812	(3,666)
Other real estate owned¹	Level 2	9,127	9,127	—	14,199	14,199	—

Financial liabilities
Customer deposits
Demand deposits	Level 2	7,813,654	7,813,654	—	8,169,572	8,169,572	—
Term deposits	Level 2	1,710,338	1,710,223	115	1,840,281	1,841,205	(924)
Deposits from banks	Level 2	12,466	12,466	—	23,796	23,796	—
Long-term debt	Level 2	117,000	118,321	(1,321)	117,000	117,683	(683)
¹ The current carrying value of OREO is adjusted to fair value only when there is devaluation below carrying value.
Note 18: Interest rate risk

The following tables set out the assets, liabilities and shareholders' equity and off-balance sheet instruments on the date of the earlier of contractual maturity, expected maturity or repricing date. Use of these tables to derive information about the Bank’s interest rate risk position is limited by the fact that customers may choose to terminate their financial instruments at a date earlier than the contractual maturity or repricing date. Examples of this include fixed-rate mortgages, which are shown at contractual maturity but which may pre-pay earlier, and certain term deposits, which are shown at contractual maturity but which may be withdrawn before their contractual maturity subject to prepayment penalties. Investments are shown based on remaining contractual maturities. The remaining contractual principal maturities for mortgage-backed securities (primarily US government agencies) do not consider prepayments. Remaining expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations before the underlying mortgages mature. In 2017 certain investment securities were reclassified based on maturity and the classification of certain fixed notice period deposits was revised from demand deposits to term deposits. The 2016 classification presented below was revised to conform to current period classification.

December 31, 2017	Earlier of contractual maturity or repricing date
(in $ millions)	Within 3 months	3 to 6 months	6 to 12 months	1 to 5 years	After 5 years	Non-interest bearing funds	Total
Assets
Cash due from banks	1,446	—	—	—	—	89	1,535
Securities purchased under agreement to resell	179	—	—	—	—	—	179
Short-term investments	163	87	—	—	—	—	250
Investments	1,464	62	15	390	2,768	7	4,706
Loans	3,457	44	34	194	44	4	3,777
Other assets	—	—	—	—	—	332	332
Total assets	6,709	193	49	584	2,812	432	10,779

Liabilities and shareholders' equity
Shareholders’ equity	—	—	—	—	—	823	823
Demand deposits	5,342	—	—	—	—	2,480	7,822
Term deposits	1,340	132	183	59	—	—	1,714
Other liabilities	—	—	—	—	—	303	303
Long-term debt	92	25	—	—	—	—	117
Total liabilities and shareholders' equity	6,774	157	183	59	—	3,606	10,779

Interest rate sensitivity gap	(65)	36	(134)	525	2,812	(3,174)	—
Cumulative interest rate sensitivity gap	(65)	(29)	(163)	362	3,174	—	—

December 31, 2016	Earlier of contractual maturity or repricing date
(in $ millions)	Within 3 months	3 to 6 months	6 to 12 months	1 to 5 years	After 5 years	Non-interest bearing funds	Total
Assets
Cash due from banks	1,991	—	—	—	—	111	2,102
Securities purchased under agreement to resell	149	—	—	—	—	—	149
Short-term investments	135	385	—	—	—	—	520
Investments	1,343	15	81	665	2,290	6	4,400
Loans	3,339	53	57	81	38	2	3,570
Other assets	—	—	—	—	—	363	363
Total assets	6,957	453	138	746	2,328	482	11,104

Liabilities and shareholders' equity
Shareholders’ equity	—	—	—	—	—	711	711
Demand deposits	5,805	—	—	—	—	2,385	8,190
Term deposits	1,515	166	92	71	—	—	1,844
Other liabilities	—	—	—	—	—	242	242
Long-term debt	92	—	—	25	—	—	117
Total liabilities and shareholders' equity	7,412	166	92	96	—	3,338	11,104

Interest rate sensitivity gap	(455)	287	46	650	2,328	(2,856)	—
Cumulative interest rate sensitivity gap	(455)	(168)	(122)	528	2,856	—	—